Share-Based Compensation - Schedule of Share-based Compensation Expenses (Details) - USD ($) $ in Thousands	3 Months Ended			6 Months Ended			12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020		Jun. 30, 2021	Jun. 30, 2020		Dec. 31, 2020	Dec. 31, 2019
Share-based compensation expense	$ 110	$ 6		$ 1,628	$ 12		$ 20	$ 18
Cost of Revenues [Member]
Share-based compensation expense	3		[1]	19		[1]
Research and Development [Member]
Share-based compensation expense	19		[1]	115		[1]
Selling and Marketing [Member]
Share-based compensation expense	6		[1]	150	1
General and Administrative [Member]
Share-based compensation expense	$ 82	$ 6		$ 1,344	$ 11

[1]	Amount less than $1.